PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Purchase commitments	$ 19,697	$ 24,594
Guarantees, pledges and other collateral	7,815	5,527
Non-cancellable operating leases	0	1,869
Capital expenditure commitments	448	697
Other commitments	3,201	3,516
Total	$ 31,161	$ 36,203